Consolidated Schedule of Investments (unaudited)
July 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
First Abu Dhabi Bank USA NV, 4.47%, 10/14/25	$3,220	$3,220,251
Total Certificates of Deposit — 1.2% (Cost: $3,220,000)		3,220,251
Commercial Paper
American Honda Finance Corp., 4.55%, 08/06/25	2,170	2,168,356
Bedford Row Funding Corp., 4.36%, 08/13/25	3,080	3,075,156
Britannia Funding Co LLC
4.36%, 08/04/25	2,000	1,999,031
4.40%, 08/20/25	3,000	2,992,684
Canadian National Railway Co., 4.43%, 08/08/25	3,250	3,246,807
Columbia Funding Co LLC, 4.41%, 09/19/25	3,050	3,031,418
CRH America Finance Inc.
4.61%, 09/15/25	2,480	2,465,467
4.64%, 10/01/25	3,000	2,976,227
DTE Electric Co., 4.47%, 08/20/25	3,500	3,491,325
Duke Energy Corp.
4.52%, 08/11/25	2,800	2,796,137
4.58%, 09/24/25	2,500	2,482,641
E.ON SE, 4.54%, 08/04/25	3,500	3,498,234
eBay Inc., 4.64%, 10/01/25	720	714,294
Emerson Electric Co., 4.38%, 10/09/25	3,500	3,470,464
Fidelity National Information Services Inc., 4.59%, 08/18/25	3,500	3,491,979
Glencore Funding LLC, 4.58%, 08/19/25	4,000	3,990,358
GTA Funding LLC, 4.38%, 08/22/25	3,250	3,241,315
Ionic Funding LLC
4.43%, 08/27/25	2,000	1,993,379
4.44%, 10/02/25	3,220	3,195,201
4.45%, 09/10/25	3,190	3,173,898
Jackson National Life Short Term Funding LLC, 4.39%, 08/19/25	2,500	2,494,220
John Deere Financial Inc., 4.35%, 09/04/25	4,000	3,983,155
Lime Funding LLC, 4.36%, 08/07/25	1,750	1,748,516
LSEGA Financing PLC, 4.45%, 08/04/25	3,500	3,498,271
Mainbeach Funding LLC, 4.39%, 08/15/25	3,060	3,054,407
Marriott International Inc., 4.60%, 09/02/25	4,000	3,983,203
Mars Inc., 4.36%, 08/28/25	3,000	2,989,854
Mitsubishi Corp. Americas
4.33%, 08/05/25	2,600	2,598,437
4.35%, 08/18/25	1,000	997,830
Mizuho Bank Ltd./Singapore, 4.44%, 10/08/25	3,250	3,222,573
Mondelez International Inc., 4.54%, 08/11/25	1,400	1,398,060
Nestle Finance International Ltd., 4.31%, 08/05/25	3,280	3,278,038
NextEra Energy Capital Holdings Inc.
4.58%, 08/11/25	3,460	3,455,169
4.61%, 09/11/25	1,850	1,840,106
Norfina Ltd., 4.32%, 08/05/25	3,070	3,068,159
Nutrien Ltd.
4.59%, 08/05/25	2,250	2,248,567
4.64%, 09/03/25	3,000	2,986,906
Security	Par (000)	Value
PPG Industries Inc.
4.58%, 08/13/25	$1,500	$1,497,526
4.58%, 08/14/25	3,150	3,144,400
PPL Capital Funding Inc., 4.53%, 08/01/25	4,000	3,999,496
Sanofi SA, 4.37%, 10/17/25	4,000	3,962,473
Spire Inc., 4.55%, 08/06/25	1,840	1,838,606
Sumitomo Corp of Americas, 4.54%, 08/04/25	2,090	2,088,945
Sumitomo Mitsui Trust Bank Ltd./Singapore, 4.33%, 08/21/25	1,090	1,087,254
Unilever Finance Netherlands BV, 4.34%, 08/25/25	2,250	2,243,238
Volvo Treasury North America LP, 4.62%, 09/22/25	3,220	3,198,227
VW Credit Inc., 4.60%, 09/02/25	3,240	3,226,395
Walt Disney Co. (The), 4.39%, 09/12/25	3,330	3,312,624
Total Commercial Paper — 50.8% (Cost: $133,407,194)		133,939,026
U.S. Treasury Obligations(a)
U.S. Treasury Bill
4.31%, 08/12/25	5,000	4,993,469
4.32%, 08/05/25	10,000	9,995,204
4.33%, 08/14/25	15,000	14,976,810
4.33%, 08/21/25	15,000	14,964,200
4.33%, 10/16/25	2,500	2,477,629
4.34%, 09/04/25	10,000	9,959,606
4.35%, 08/26/25	9,500	9,471,764
4.35%, 09/16/25	5,000	4,972,738
4.35%, 10/02/25	10,000	9,926,821
4.35%, 10/23/25	3,000	2,970,665
U.S. Treasury Bill - WI Post Auction, 4.34%, 09/02/25	15,000	14,942,987
Total U.S. Treasury Obligations — 37.8% (Cost: $99,188,387)		99,651,893
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	26,180,000	26,180,000
Total Money Market Funds — 9.9% (Cost: $26,180,000)		26,180,000
Total Investments — 99.7% (Cost: $261,995,581)		262,991,170
Other Assets Less Liabilities — 0.3%		842,894
Net Assets — 100.0%		$263,834,064

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,410,000	$16,770,000 (a)	$—	$—	$—	$26,180,000	26,180,000	$794,453	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	9,853	09/17/25	$263,124	$(5,230,707)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$3,220,251	$—	$3,220,251
Commercial Paper	—	133,939,026	—	133,939,026
U.S. Treasury Obligations	—	99,651,893	—	99,651,893
Money Market Funds	26,180,000	—	—	26,180,000
	$26,180,000	$236,811,170	$—	$262,991,170

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Commodity Contracts	$(5,230,707)	$—	$—	$(5,230,707)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.